Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 781,000
Previously Paid Amount	0.00
Total Fee Amount	119.57
Total Offset Amount	0.00
Net Fee	119.57
Narrative - Max Aggregate Offering Price	$ 781,000
Final Prospectus	true